Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 98.0%
	AEROSPACE & DEFENSE ― 1.9%
$250,000	Amentum Holdings, LLC (1 Month USD LIBOR + 4.000%)	4.178%	2/1/2027	$246,145
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%)	6.250	6/25/2027	298,157
498,747	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.428	8/22/2024	453,481
498,747	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.428	5/30/2025	450,548
				1,448,331
	AIR FREIGHT AND LOGISTICS ― 1.3%
970,086	Global Medical Response, Inc. (6 Month USD LIBOR + 3.250%)	4.250	4/28/2022	936,380

	AUTO COMPONENTS ― 1.9%
497,500	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	3.260	10/30/2026	482,990
992,500	Panther BF Aggregator 2 LP (1 Month USD LIBOR + 3.500%)	3.678	4/30/2026	949,079
				1,432,069
	AUTOMOBILES ― 0.6%
496,250	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.500	9/21/2026	472,058

	BUILDING PRODUCTS ― 2.8%
230,893	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	2.438	7/31/2026	225,409
496,250	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	2.178	1/15/2027	474,787
965,283	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	4.000	10/25/2023	941,151
496,231	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 5.750%)	5.928	10/1/2025	473,901
				2,115,248
	BUSINESS EQUIPMENT & SERVICES ― 0.9%
398,000	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	1.928	11/5/2026	388,512
250,000	Nielsen Finance, LLC (1 Month USD LIBOR + 3.750%)	4.750	6/4/2025	248,281
				636,793
	CHEMICALS ― 0.6%
440,857	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.000%)	2.188	11/14/2025	430,938

	COMMERCIAL SERVICES & SUPPLIES ― 1.9%
171,766	Garda World Security Corp. (3 Month USD LIBOR + 4.750%)	4.930	10/30/2026	169,104
792,794	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 3.250%)	4.250	9/23/2026	764,305
493,750	Trugreen, Ltd. (1 Month USD LIBOR + 3.750%)	3.928	3/19/2026	481,406
				1,414,815
	CONSTRUCTION & ENGINEERING ― 0.8%
737,491	McDermott International, Inc. (Prime + 4.000%) (2)	7.250	5/12/2025	270,571
347,465	McDermott International, Inc. (3 Month USD LIBOR + 9.000%)	10.000	10/22/2020	346,249
				616,820
	CONSTRUCTION MATERIALS ― 3.1%
424,434	CPG International, Inc. (12 Month USD LIBOR + 3.750%)	4.750	5/3/2024	421,650
491,094	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	5.000	10/5/2023	478,972
997,500	Quikrete Holdings, Inc. (1 Month USD LIBOR + 2.500%)	2.678	2/1/2027	962,902
496,250	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	3.428	5/29/2026	478,881
				2,342,405
	CONSUMER FINANCE ― 0.5%
390,601	Trans Union, LLC (1 Month USD LIBOR + 1.750%)	1.928	11/13/2026	374,733

	CONTAINERS & PACKAGING ― 1.9%
197,335	Packaging Coordinators Midco, Inc. (6 Month USD LIBOR + 4.000%)	5.080	6/30/2023	193,799
498,750	Reynolds Consumer Products, LLC (1 Month USD LIBOR + 1.750%)	1.928	2/4/2027	482,004
736,893	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	2.928	2/6/2023	705,891
				1,381,694
	DISTRIBUTORS ― 0.6%
493,750	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.678	2/4/2026	467,828

	DIVERSIFIED CONSUMER SERVICES ― 1.2%
200,000	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	2.928	1/29/2027	194,250
756,120	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	4.250	11/14/2022	726,287
				920,537

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 5.8%
$493,755	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	4.188%	10/13/2025	$472,358
987,538	Citadel Securities, LP (1 Month USD LIBOR + 2.750%)	2.928	2/27/2026	963,668
538,547	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.808	2/1/2027	520,874
975,056	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	4.000	7/1/2024	943,366
412,953	Russell Investments US Institutional Holdco, Inc. (6 Month USD LIBOR + 2.750%)	3.822	6/1/2023	401,597
95,800	SS&C European Holdings SARL (1 Month USD LIBOR + 1.750%)	1.928	4/16/2025	92,072
136,356	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.928	4/16/2025	131,052
848,102	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.188	3/2/2026	828,316
				4,353,303
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.4%
496,250	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.428	4/6/2026	471,852
498,711	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.000%)	4.000	10/5/2023	474,990
497,503	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.685	4/15/2027	473,827
249,375	Iridium Satellite, LLC (1 Month USD LIBOR + 3.750%)	4.750	11/4/2026	245,073
489,975	Syniverse Holdings, Inc. (6 Month USD LIBOR + 5.000%)	6.873	3/9/2023	353,657
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	2.685	1/31/2028	478,813
245,000	West Corp. (3 Month USD LIBOR + 3.500%)	4.500	10/10/2024	206,719
487,500	West Corp. (3 Month USD LIBOR + 4.000%)	5.000	10/10/2024	419,113
481,384	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	4.250	8/18/2023	460,776
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.685	4/28/2028	473,543
				4,058,363
	ELECTRIC UTILITIES ― 1.6%
738,750	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.000%)	3.750	8/1/2025	715,664
470,098	Pike Corp. (1 Month USD LIBOR + 3.250%)	4.250	7/24/2026	457,969
				1,173,633
	ELECTRICAL EQUIPMENT ― 0.6%
498,114	GlobalFoundries, Inc (3 Month USD LIBOR + 4.750%)	5.063	6/5/2026	483,171

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.4%
449,730	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.678	7/2/2025	411,832
672,321	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	4.678	8/27/2025	658,875
				1,070,707
	ENERGY EQUIPMENT & SERVICES ― 0.3%
240,385	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	5.308	7/11/2025	194,712

	FINANCIAL INTERMEDIARIES ― 1.3%
995,000	Jane Street Group, LLC (1 Month USD LIBOR + 3.000%)	3.178	1/31/2025	971,990

	FOOD & STAPLES RETAILING ― 1.1%
855,295	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 2.250%)	2.435	2/2/2024	829,559

	FOOD PRODUCTS ― 1.7%
498,750	Aramark Services, Inc. (1 Month USD LIBOR + 1.750%)	1.928	1/15/2027	471,865
600,000	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.428	1/29/2027	565,878
248,101	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.928	7/21/2025	231,044
				1,268,787
	HEALTH CARE EQUIPMENT & SUPPLIES ― 4.7%
698,250	Aldevron, LLC (1 Month USD LIBOR + 4.250%)	5.250	10/13/2026	690,395
600,000	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.940	11/27/2025	581,751
403,994	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	3.190	6/2/2025	393,795
497,509	National Seating & Mobility, Inc. (3 Month USD LIBOR + 5.250%)	5.558	11/16/2026	465,171
990,025	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.435	3/5/2026	956,364
484,381	YI, LLC (6 Month USD LIBOR + 4.000%)	5.072	11/7/2024	418,989
				3,506,465
	HEALTH CARE PROVIDERS & SERVICES ― 4.5%
738,109	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	5.701	9/5/2025	688,287
500,000	Da Vinci Purchaser Corp. (6 Month USD LIBOR + 4.000%)	5.238	1/8/2027	488,125
404,392	Eyecare Partners, LLC (6 Month USD LIBOR + 3.750%)	4.111	2/18/2027	367,491
94,595	Eyecare Partners, LLC (6 Month USD LIBOR + 3.750%) (3)	3.750	2/18/2027	85,963
572,485	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.430	3/9/2026	554,595
26,066	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.430	3/9/2026	25,251
956,750	Radiology Partners, Inc. (3 Month USD LIBOR + 4.250%)	5.667	7/9/2025	893,882
249,375	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	4.678	11/20/2026	233,166
				3,336,760

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	HEALTH CARE TECHNOLOGY ― 1.9%
$498,750	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.178%	10/22/2026	$480,047
982,495	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	4.678	8/27/2025	952,898
				1,432,945
	HOTELS RESTAURANTS & LEISURE ― 3.3%
496,250	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.928	2/2/2026	434,219
249,375	Alterra Mountain Co. (1 Month USD LIBOR + 4.500%)	5.500	8/3/2026	245,634
493,750	AMC Entertainment, Inc. (6 Month USD LIBOR + 3.000%)	4.080	4/22/2026	362,995
350,000	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%)	4.750	10/21/2024	348,031
500,000	Caesars Resort Collection, LLC (3 Month USD LIBOR +4.500%)	4.850	6/19/2025	471,485
135,844	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.928	8/14/2024	120,765
1,772	Scientific Games International, Inc. (3 Month USD LIBOR + 2.750%)	2.928	8/14/2024	1,575
555,295	Scientific Games International, Inc. (6 Month USD LIBOR + 2.750%)	2.928	8/14/2024	493,658
				2,478,362
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 4.7%
492,228	Calpine Corp. (1 Month USD LIBOR + 2.250%)	2.430	1/15/2024	476,435
25,037	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	4.750	10/2/2025	24,355
988,305	Eastern Power, LLC (3 Month USD LIBOR + 3.750%)	4.750	10/2/2025	961,373
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%)	4.750	1/30/2024	773,482
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%)	4.750	1/30/2024	43,626
444,444	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%)	4.500	12/2/2021	412,222
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.928	7/8/2026	837,900
				3,529,393
	INDUSTRIAL CONGLOMERATES ― 2.3%
978,672	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	5.250	12/11/2024	909,607
870,000	NN, Inc. (1 Month USD LIBOR + 5.750%)	5.928	10/19/2022	788,712
				1,698,319
	INSURANCE ― 1.3%
492,481	Alera Group Intermediate Holdings, Inc. (6 Month USD LIBOR + 4.000%)	5.072	8/1/2025	474,013
498,750	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	3.428	1/27/2027	476,775
				950,788
	INTERNET SOFTWARE & SERVICES ― 1.3%
500,000	Cornerstone OnDemand, Inc. (3 Month USD LIBOR + 4.250%)	5.348	4/22/2027	492,815
487,500	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%)	6.500	12/20/2024	452,690
				945,505
	IT SERVICES ― 2.5%
968,787	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	4.000	11/3/2023	927,430
393,200	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%)	7.568	2/28/2022	353,880
586,398	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	4.750	5/6/2024	561,215
				1,842,525
	MACHINERY ― 2.9%
439,394	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.178	10/1/2025	419,621
497,455	Patriot Container Corp. (1 Month USD LIBOR + 3.500%)	4.500	3/20/2025	484,631
400,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%)	5.250	3/17/2027	367,334
250,000	Thyssenkrupp Elevator (3 Month USD LIBOR + 4.250%)	4.600	6/30/2027	245,000
715,001	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.361	3/28/2025	656,910
				2,173,496
	MEDIA ― 7.0%
985,000	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	3.678	8/15/2025	958,730
498,958	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	4.058	1/29/2027	457,794
248,750	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.928	11/26/2026	236,219
992,500	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.430	8/24/2026	812,608
361,250	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.928	11/29/2024	335,397
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.673	1/2/2026	412,635
598,997	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	5.750	11/3/2023	441,512
343,720	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.428	3/24/2025	326,536
121,191	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 4.250%)	4.428	12/17/2026	115,889
746,873	Terrier Media Buyer, Inc. (3 Month USD LIBOR + 4.250%)	4.428	12/17/2026	715,131
456,650	Univision Communications, Inc. (1 Month USD LIBOR + 2.750%)	3.750	3/15/2024	424,114
				5,236,565
	METALS & MINING ― 1.3%
406,223	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%)	4.500	2/12/2025	396,915
396,931	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.178	9/20/2024	369,146
249,375	Zekelman Industries, Inc. (1 Month USD LIBOR + 2.250%)	2.430	1/25/2027	239,712
				1,005,773

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	OIL, GAS & CONSUMABLE FUELS ― 2.0%
$500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 5.250%) (2)	6.250%	4/11/2022	$99,585
500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 7.250%) (2)	8.250	4/11/2023	10,000
487,538	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	4.683	10/1/2025	462,629
487,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.928	3/11/2026	444,488
500,000	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.928	3/11/2026	455,885
				1,472,587
	PHARMACEUTICALS ― 2.1%
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%)	6.320	12/29/2023	643,884
992,403	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.688	5/5/2025	911,646
				1,555,530
	PROFESSIONAL SERVICES ― 1.2%
963,844	IG Investments Holdings, LLC (3 Month USD LIBOR + 4.000%)	5.000	5/23/2025	902,640

	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 0.9%
738,773	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.928	8/21/2025	699,249

	ROAD & RAIL ― 0.9%
727,195	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	6.500	8/18/2022	677,200

	SOFTWARE ― 5.3%
987,500	Athenahealth, Inc. (3 Month USD LIBOR + 4.500%)	4.818	2/11/2026	960,343
491,228	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.178	4/18/2025	476,081
496,368	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	5.250	1/22/2024	475,893
980,000	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%)	7.000	5/8/2025	979,999
615,644	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.380	4/26/2024	595,122
498,750	VS Buyer, LLC (1 Month USD LIBOR + 3.250%)	3.428	2/26/2027	483,165
				3,970,603
	SPECIALTY RETAIL ― 5.7%
103,684	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	5.250	8/22/2022	36,102
104,943	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%)	5.250	8/22/2022	36,540
491,297	Aspen Dental Management, Inc.(1 Month USD LIBOR + 2.750%)	2.928	4/30/2025	459,901
982,323	Bass Pro Group, LLC (6 Month USD LIBOR + 5.000%)	6.072	9/25/2024	948,993
1,039,382	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.678	4/30/2025	933,277
437,789	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	6.000	5/9/2022	264,134
919,399	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	7.000	5/1/2023	784,477
438,415	Talbots, Inc./The (3 Month USD LIBOR + 7.000%)	8.000	11/28/2022	358,768
473,937	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%)	6.250	6/30/2023	411,536
				4,233,728
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.3%
493,750	Dell International, LLC (1 Month USD LIBOR + 2.000%)	2.750	9/19/2025	482,001
736,875	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.678	9/8/2025	630,157
596,970	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	3.877	5/16/2025	570,181
				1,682,339
	WIRELESS TELECOMMUNICATION SERVICES ― 0.7%
500,000	T-Mobile USA, Inc. (1 Month USD LIBOR + 3.000%)	3.178%	4/1/2027	499,773

	TOTAL BANK LOANS (Cost $78,542,744)			$73,225,419

Shares	SHORT TERM INVESTMENT ― 2.9%
2,147,951	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.09% (4)			$2,147,951
	TOTAL SHORT TERM INVESTMENT (Cost $2,147,951)			$2,147,951

	TOTAL INVESTMENTS ― 100.9% (Cost $80,690,695)			$75,373,370
	Liabilities in Excess of Other Assets ― (0.9)%			(697,737)
	TOTAL NET ASSETS ― 100.0%			$74,675,633

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Defaulted security.
(3) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(4) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$73,225,419	$-	$73,225,419
Short-Term Investment	2,147,951	-	-	2,147,951
Total	$2,147,951	$73,225,419	$-	$75,373,370

See the Schedule of Investments for further detail of investment classifications.